Schedule of Investments (unaudited)	iShares® MSCI Taiwan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks

Airlines — 0.3%
China Airlines Ltd.(a)	8,022,000	$7,489,964
Eva Airways Corp.(a)	6,483,000	7,616,548
		15,106,512
Auto Components — 0.4%
Cheng Shin Rubber Industry Co. Ltd.(b)	18,972,670	23,155,628

Banks — 11.5%
Chang Hwa Commercial Bank Ltd.	50,481,840	31,419,341
CTBC Financial Holding Co. Ltd.	111,332,325	103,386,546
E.Sun Financial Holding Co. Ltd.	78,339,789	82,098,212
First Financial Holding Co. Ltd.	71,889,123	67,441,204
Hua Nan Financial Holdings Co. Ltd.	69,838,924	56,967,438
Mega Financial Holding Co. Ltd.	69,501,271	92,331,571
Shanghai Commercial & Savings Bank Ltd. (The)	26,611,306	46,175,542
SinoPac Financial Holdings Co. Ltd.	87,973,724	54,740,012
Taishin Financial Holding Co. Ltd.	87,331,978	53,702,312
Taiwan Cooperative Financial Holding Co. Ltd.	70,804,460	68,320,771
		656,582,949
Chemicals — 4.3%
Formosa Chemicals & Fibre Corp.(b)	22,668,610	63,853,764
Formosa Plastics Corp.	24,859,518	89,648,959
Nan Ya Plastics Corp.	31,794,938	93,002,932
		246,505,655
Communications Equipment — 0.6%
Accton Technology Corp.(b)	4,046,000	32,018,530

Construction Materials — 1.4%
Asia Cement Corp.	20,876,136	31,830,767
Taiwan Cement Corp.(b)	34,428,646	50,434,569
		82,265,336
Diversified Financial Services — 2.3%
Chailease Holding Co. Ltd.	9,396,017	72,298,272
Yuanta Financial Holding Co. Ltd.(b)	68,037,657	56,792,484
		129,090,756
Diversified Telecommunication Services — 1.7%
Chunghwa Telecom Co. Ltd.	22,864,648	99,372,140

Electrical Equipment — 0.5%
Voltronic Power Technology Corp.	439,000	22,186,802
Walsin Lihwa Corp.	5,388,000	8,743,318
Ya Hsin Industrial Co. Ltd.(c)	6,845,461	2
		30,930,122
Electronic Equipment, Instruments & Components — 13.4%
AU Optronics Corp.(b)	65,308,830	40,108,734
Delta Electronics Inc.(b)	12,205,180	100,426,641
E Ink Holdings Inc.	6,050,000	42,077,710
Hon Hai Precision Industry Co. Ltd.	69,630,296	269,978,875
Innolux Corp.(b)	69,600,873	33,190,725
Largan Precision Co. Ltd.(b)	582,794	33,353,565
Nan Ya Printed Circuit Board Corp.(b)	2,808,000	37,627,714
Pacific Electric Wire & Cable Co. Ltd.(c)	197	—
Synnex Technology International Corp.(b)	15,548,364	37,410,516
Unimicron Technology Corp.(b)	9,939,000	72,948,428
WPG Holdings Ltd.(b)	19,148,604	34,727,602
Yageo Corp.(b)	3,122,125	43,184,870
Zhen Ding Technology Holding Ltd.(b)	6,089,072	25,175,434
		770,210,814
Security	Shares	Value
Food & Staples Retailing — 0.7%
President Chain Store Corp.(b)	4,427,215	$41,899,653

Food Products — 1.2%
Uni-President Enterprises Corp.	30,429,189	70,410,366

Household Durables — 0.4%
Nien Made Enterprise Co. Ltd.(b)	1,935,000	20,921,560

Industrial Conglomerates — 0.6%
Far Eastern New Century Corp.	30,246,843	31,690,458

Insurance — 5.3%
Cathay Financial Holding Co. Ltd.(b)	50,615,315	96,544,147
China Development Financial Holding Corp.(b)	124,666,587	69,125,799
Fubon Financial Holding Co. Ltd.(b)	46,979,689	103,015,648
Shin Kong Financial Holding Co. Ltd.	112,567,273	35,758,727
		304,444,321
Internet & Direct Marketing Retail — 0.2%
momo.com Inc.	389,000	11,102,451

Leisure Products — 0.5%
Giant Manufacturing Co. Ltd.(b)	2,956,590	26,663,669

Machinery — 0.6%
Airtac International Group(b)	1,116,826	36,353,448

Marine — 2.6%
Evergreen Marine Corp. Taiwan Ltd.(b)	17,811,533	85,310,294
Wan Hai Lines Ltd.(b)	3,894,200	20,843,966
Yang Ming Marine Transport Corp.(a)(b)	9,880,000	41,957,993
		148,112,253
Metals & Mining — 1.6%
China Steel Corp.(b)	76,399,977	90,816,630

Oil, Gas & Consumable Fuels — 0.6%
Formosa Petrochemical Corp.(b)	10,261,950	34,127,255

Real Estate Management & Development — 0.7%
Ruentex Development Co. Ltd.(b)	15,834,459	41,839,012

Semiconductors & Semiconductor Equipment — 37.3%
ASE Technology Holding Co. Ltd.(b)	21,225,432	75,569,854
ASMedia Technology Inc.(b)	361,000	16,797,148
eMemory Technology Inc.	425,000	22,309,712
Globalwafers Co. Ltd.(b)	1,864,000	39,994,687
MediaTek Inc.	8,582,175	265,370,545
Nanya Technology Corp.(b)	11,560,000	26,382,244
Novatek Microelectronics Corp.(b)	4,058,544	56,220,057
Powerchip Semiconductor Manufacturing Corp.	4,272,000	8,507,204
Realtek Semiconductor Corp.(b)	3,367,063	51,103,951
Silergy Corp.(b)	596,000	61,249,992
Taiwan Semiconductor Manufacturing Co. Ltd.	68,865,882	1,302,317,534
United Microelectronics Corp.(b)	71,444,501	125,893,243
Vanguard International Semiconductor Corp.(b)	8,141,000	29,861,222
Win Semiconductors Corp.(b)	2,766,000	21,358,066
Winbond Electronics Corp.(b)	32,174,000	32,118,775
		2,135,054,234
Specialty Retail — 0.8%
Hotai Motor Co. Ltd.(b)	2,190,000	47,389,324

Technology Hardware, Storage & Peripherals — 7.0%
Acer Inc.(b)	30,336,737	30,215,907
Advantech Co. Ltd.(b)	3,261,827	40,253,643

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value
Technology Hardware, Storage & Peripherals (continued)
Asustek Computer Inc.(b)	5,045,857	$59,076,936
Catcher Technology Co. Ltd.(b)	5,341,743	30,065,863
Compal Electronics Inc.(b)	38,001,554	30,016,450
Inventec Corp.(b)	30,778,868	27,212,459
Lite-On Technology Corp.	17,781,071	38,466,596
Micro-Star International Co. Ltd.(b)	6,286,000	28,982,319
Pegatron Corp.	15,240,037	36,369,975
Quanta Computer Inc.(b)	18,829,240	51,380,980
Wiwynn Corp.(b)	996,000	31,378,286
		403,419,414
Textiles, Apparel & Luxury Goods — 1.5%
Eclat Textile Co. Ltd.(b)	1,877,601	31,938,210
Feng TAY Enterprise Co. Ltd.	4,277,747	27,706,072
Pou Chen Corp.	26,406,103	28,339,489
		87,983,771
Transportation Infrastructure — 0.4%
Taiwan High Speed Rail Corp.(b)	24,199,000	23,025,002
Wireless Telecommunication Services — 1.5%
Far EasTone Telecommunications Co. Ltd.(b)	14,183,259	38,828,668
Taiwan Mobile Co. Ltd.	11,930,609	44,333,388
		83,162,056
Total Common Stocks — 99.9%
(Cost: $2,344,620,569)		5,723,653,319
Security	Shares	Value
Short-Term Securities

Money Market Funds — 10.7%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.87%(d)(e)(f)	612,202,659	$612,202,659
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.72%(d)(e)	2,680,000	2,680,000
		614,882,659
Total Short-Term Securities — 10.7%
(Cost: $614,841,945)		614,882,659
Total Investments in Securities — 110.6%
(Cost: $2,959,462,514)		6,338,535,978
Liabilities in Excess of Other Assets — (10.6)%		(608,850,341)
Net Assets — 100.0%		$5,729,685,637

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period end.

(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/21	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/22	Shares Held at 05/31/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$836,443,148	$—	$(223,971,390	)(a)	$(250,580)	$(18,519)	$612,202,659	612,202,659	$10,212,874	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	46,300,000	—	(43,620,000	)(a)	—	—	2,680,000	2,680,000	2,755		—
					$(250,580)	$(18,519)	$614,882,659		$10,215,629		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
FTSE Taiwan Index	170	06/29/22	$9,860	$136,488

Schedule of Investments (unaudited) (continued)	iShares® MSCI Taiwan ETF
May 31, 2022

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$8,507,204	$5,715,146,113	$2	$5,723,653,319
Money Market Funds	614,882,659	—	—	614,882,659
	$623,389,863	$5,715,146,113	$2	$6,338,535,978

Derivative financial instruments(a)
Assets
Futures Contracts	$—	$136,488	$—	$136,488

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

3